REGULATORY MATTERS	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

NOTE I — REGULATORY MATTERS

The Company is subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios, as set forth in the table below. Management believes, as of December 31, 2012, that the Company meets all capital adequacy requirements to which it is subject. The Company’s significant assets are its investments in New Century Bank and New Century Statutory Trust I.
Regulatory authorities may limit payment of dividends by any bank when it is determined that such a limitation is in the public interest and is necessary to ensure financial soundness of the bank. The North Carolina Commissioner of Banks and the FDIC are also authorized to prohibit the payment of dividends under certain other circumstances.
A significant measure of the strength of a financial institution is its capital base. Federal regulations have classified and defined capital into the following components: (1) Tier 1 capital, which includes common shareholders’ equity and qualifying preferred equity, and (2) Tier 2 capital, which includes a portion of the allowance for loan losses, certain qualifying long-term debt and preferred stock which does not qualify as Tier 1 capital. Minimum capital levels are regulated by risk-based capital adequacy guidelines, which require a financial institution to maintain capital as a percentage of its assets, and certain off-balance sheet items adjusted for predefined credit risk factors (risk-adjusted assets). The Company’s equity to assets ratio was 9.25% at December 31, 2012.
Effective June 10, 2011, the Board of Directors of New Century Bank entered into a Memorandum of Understanding (“MOU”) with the Federal Deposit Insurance Corporation (“FDIC”) and the North Carolina Commissioner of Banks. The MOU represented an informal agreement between the Board of Directors of New Century Bank, the Regional Director of the FDIC’s Atlanta Regional Office and the North Carolina Commissioner of Banks and required that New Century Bank’s management take certain actions to improve the bank’s lending function. The Memorandum also required the Bank to maintain minimum Tier 1 Leverage and Total Risk-Based Capital Ratios of 8.0% and 11.5%, respectively, during the life of the Memorandum. The Memorandum also restricted the ability of the Bank to grow its total assets at a rate in excess of 10% per year or to declare cash dividends without the prior approval of the Commissioner and the FDIC.
On January 29, 2013, the MOU was resolved and terminated upon agreement of all parties.
As the following tables indicate, at December 31, 2012, the Company and related Bank subsidiary both exceeded minimum regulatory capital requirements as specified in the tables below.
	Actual		Minimum for capital adequacy purposes
The Company:	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012:
Total Capital (to Risk-Weighted Assets)	$67,443	16.60%	$32,175	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	62,229	15.34%	16,359	4.00%
Tier 1 Capital (to Average Assets)	62,229	10.78%	23,013	4.00%
	Actual		Minimum for capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2011:
Total Capital (to Risk-Weighted Assets)	$60,600	13.49%	$35,947	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	54,929	12.22%	17,973	4.00%
Tier 1 Capital (to Average Assets)	54,929	9.14%	24,033	4.00%
There are no well capitalized minimum requirements on holding companies like the Company.
New Century Bank’s actual capital amounts and ratios are presented in the table below as of December 31, 2012 and 2011:
	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012:
Total Capital (to Risk-Weighted Assets)	$65,917	16.24%	$32,584	8%	$46,840	11.5%
Tier 1 Capital (to Risk-Weighted Assets)	60,791	14.98%	16,294	4.00%	32,588	8.00%
Tier 1 Capital (to Average Assets)	60,791	10.52%	22,995	4.00%	57,489	8.00%
	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions
The Bank:	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2011:
Total Capital (to Risk-Weighted Assets)	$58,931	13.14%	$35,868	8.00%	$51,560	11.50%
Tier 1 Capital (to Risk-Weighted Assets)	53,272	11.88%	17,934	4.00%	35,868	8.00%
Tier 1 Capital (to Average Assets)	53,272	8.87%	24,033	4.00%	48,066	8.00%
The minimum requirements to be well capitalized at December 31, 2012 and 2011 are the regulatory minimum requirements outlined in the previously mentioned MOU.
During 2004, the Company issued $12.4 million of junior subordinated debentures to a newly formed subsidiary, New Century Statutory Trust I, which in turn issued $12.0 million of trust preferred securities. The proceeds from the sale of the trust preferred securities provided additional capital for the growth and expansion of the Bank. Under the current applicable regulatory guidelines, all of the proceeds from the issuance of these trust preferred securities qualify as Tier 1 capital as of December 31, 2012.
Management expects that the Bank will remain “well-capitalized” for regulatory purposes, although there can be no assurance that additional capital will not be required in the near future.